UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: DECEMBER 31, 2006
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS		375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		February 12, 2007

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		0
						----------
Form 13F Information Table Entry Total		29
						----------
Form 13F Information Table Value Total		$307,863
						----------
						(thousands)


Form 13F INFORMATION TABLE
                                                             value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                    Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
--------------------------------  -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----

Affiliated Computer Services      CL A           008190100   2442      50000  SH       SOLE    NONE      50000       0    0
Aldila Inc.                       COM            014384200   1901     127500  SH       SOLE    NONE     127500       0    0
Allstate Corp.                    COM            020002101   6837     105000  SH       SOLE    NONE     105000       0    0
Basic Energy Services Inc.        COM            06985P100   3626     147100  SH       SOLE    NONE     147100       0    0
Cogent Inc.                       COM            19239Y108    661      60000  SH       SOLE    NONE      60000       0    0
Computer Sciences Corporation     COM            205363104   4883      91500  SH       SOLE    NONE      91500       0    0
Comverse Technology Inc.          COM PAR $0.10  205862402   3167     150000  SH       SOLE    NONE     150000       0    0
Fidelity National Financial, Inc  CL A           31620R105   6209     260000  SH       SOLE    NONE     260000       0    0
Fidelity Natl Informations Serv   COM            31620M106  11394     284200  SH       SOLE    NONE     284200       0    0
First Advantage Corporation       CL A           31845F100   1366      59478  SH       SOLE    NONE      59478       0    0
Halliburton Co.                   COM            406216101   2484      80000  SH       SOLE    NONE      80000       0    0
Hanover Compressor Company        COM            410768105   6045     320000  SH       SOLE    NONE     320000       0    0
Intuitive Surgical Inc.           COM            46120E602   5946      62000  SH       SOLE    NONE      62000       0    0
ITT Corporation                   COM            450911102   4232      74475  SH       SOLE    NONE      74475       0    0
L-1 Identity Solutions Inc.       COM            50212A106   6042     399349  SH       SOLE    NONE     399349       0    0
Legg Mason Inc.                   COM            524901105   6226      65500  SH       SOLE    NONE      65500       0    0
McCormick & Co. Inc.              COM NON VTG    579780206   1928      50000  SH       SOLE    NONE      50000       0    0
Millipore Corp.                   COM            601073109   3996      60000  SH       SOLE    NONE      60000       0    0
Novelis Inc.                      COM            67000X106   6522     234200  SH       SOLE    NONE     234200       0    0
Openwave Systems Inc              COM            683718308   3231     350000  SH       SOLE    NONE     350000       0    0
Pfizer Inc.                       COM            717081103   2979     115000  SH       SOLE    NONE     115000       0    0
Platinum Underwriter Hldgs Ltd.   COM            G7127P100  10879     351600  SH       SOLE    NONE     351600       0    0
Safenet Inc.                      COM            78645R107   6309     263550  SH       SOLE    NONE     263550       0    0
SAIC, Inc                         COM            78390X101   4092     230000  SH       SOLE    NONE     230000       0    0
SPDR Trust                        UNIT SER 1     78462F103  42507     300000      PUT  SOLE    NONE     300000       0    0
SPDR Trust                        UNIT SER 1     78462F103  60927     430000      PUT  SOLE    NONE     430000       0    0
SPDR Trust                        UNIT SER 1     78462F103  85014     600000      PUT  SOLE    NONE     600000       0    0
Stanley Inc                       COM            854532108   3739     221100  SH       SOLE    NONE     221100       0    0
Sumtotal Systems Inc.             COM            866615107   2279     376680  SH       SOLE    NONE     376680       0    0